CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 426,399,881	$ 926,809,581
Restricted cash	246,888,754	101,038,370
Short-term investments	85,211,338	6,111,129
Accounts receivable	59,509,152	96,119,056
Other receivables	298,190,097	335,840,652
Deposits for land use rights	35,738,821	78,152,921
Other deposits and prepayments	365,505,313	323,322,007
Advances to suppliers	124,152,551	45,869,706
Real estate properties development completed and under development	2,869,622,702	3,449,829,092
Amounts due from related parties	271,567,484	233,441,459
Amounts due from employees	1,550,469	529,055
Other current assets	1,482,786	3,847,106
Total current assets	4,785,819,348	5,600,910,134
Restricted cash, non-current	46,583,120	232,134,183
Real estate properties held for lease, net	440,300,371	483,108,207
Deposits for land use rights and properties	36,074,492	35,249,604
Property and equipment, net	35,525,933	42,759,911
Long-term investments	667,227,852	874,276,856
Deferred tax assets	302,971,920	272,534,085
Amounts due from related parties	15,283,028	14,933,562
Contract assets	35,104,329	28,708,229
Operating lease right-of-use assets	3,147,381	8,516,756
Other assets	78,241,516	76,192,049
TOTAL ASSETS	6,446,279,290	7,669,323,576
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$233,398 and US$ 14,681 as of December 31, 2020 and December 31, 2021, respectively)	1,134,432,195	1,237,030,178
Short-term bank loans and other debt	99,468,777	13,624,730
Customer deposits	1,162,430,468	952,939,384
Income tax payable	249,107,386	278,096,042
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$3,580,159 and US$2,998,625 as of December 31, 2020 and December 31, 2021, respectively)	555,176,693	595,476,441
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$1,322,655 and US$2,641,285 as of December 31, 2020 and December 31, 2021, respectively)	15,391,685	18,102,179
Current portion of long-term bank loans and other debt	1,466,820,657	1,393,587,995
Lease liability, current portion	7,619,323	6,984,003
Mandatorily redeemable non-controlling interests	10,273,637	8,980,497
Amounts due to related parties	77,062,355	31,511,929
Total current liabilities	4,777,783,176	4,536,333,378
Long-term bank loans	494,076,875	589,017,919
Deferred tax liabilities	343,263,457	389,966,606
Unrecognized tax benefits	130,560,908	101,198,970
Other long-term debt	275,100,201	1,013,015,628
Lease liability	1,286,250	3,159,780
Amounts due to related parties	10,979,186	10,728,133
Total liabilities	6,033,050,053	6,643,420,414
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized500,000,000 shares; shares issued and outstanding- 107,757,721 shares as of December 31, 2021 (December 31, 2020: 106,932,017 shares)	16,415	16,415
Additional paid-in capital	544,386,509	552,215,071
Statutory reserves	178,497,890	177,696,037
Retained earnings/(accumulated deficits)	(387,664,005)	34,500,890
Accumulated other comprehensive income	34,923,279	17,105,124
Treasury shares	(116,061,577)	(116,061,577)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	254,098,511	665,471,960
Non-controlling interest	159,130,726	360,431,202
Total equity	413,229,237	1,025,903,162
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,446,279,290	$ 7,669,323,576